Derivative Instruments (Schedule Of Derivatives At Fair Value) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010		Dec. 31, 2009
Derivatives, Fair Value [Line Items]
Fair value on derivative assets designated as hedging instruments	$ 16.9		$ 14.0
Fair value of derivative assets not designated as hedging instruments	0.2		0.3
Total fair value of derivative assets	17.1		14.3
Fair value of derivative liabilities designated as hedging instruments	0.7		1.1
Fair value of derivative liabilities not designated as hedging instruments			0
Total fair value of derivative liabilities	0.7		1.1
Foreign Currency Forward Contracts Current [Member]
Derivatives, Fair Value [Line Items]
Fair value on derivative assets designated as hedging instruments	16.8	[1]	10.2	[1]
Fair value of derivative assets not designated as hedging instruments	0.2	[1]	0.3	[1]
Fair value of derivative liabilities designated as hedging instruments	0.6	[1]	1.1	[1]
Fair value of derivative liabilities not designated as hedging instruments			0	[1]
Foreign Currency Forward Contract Noncurrent [Member]
Derivatives, Fair Value [Line Items]
Fair value on derivative assets designated as hedging instruments	0.1	[2]	3.8	[2]
Fair value of derivative liabilities designated as hedging instruments	$ 0.1	[2]

[1]	Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet dates were included in other current assets and accrued liabilities and other, respectively, on our consolidated balance sheets.
[2]	Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet dates were included in other assets, net, and other liabilities, respectively, on our consolidated balance sheets.